Accounts receivable, net (Details)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Accounts receivable, net
Accounts receivable, gross		197,715,605	110,286,428
Accounts receivable, net	$ 32,660,291	197,715,605	110,286,428